Mid-Cap ProFund Expense Example - Mid-Cap ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 181
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	1,007
Expense Example, with Redemption, 10 Years	2,193
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	882
Expense Example, with Redemption, 5 Years	1,510
Expense Example, with Redemption, 10 Years	$ 3,197